STATEMENT OF INVESTMENTS
(Unaudited)
September 30, 2022

BNY Mellon Responsible Horizons Corporate Bond ETF
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 92.7%
Advertising – 0.2%
Lamar Media Corp., 3.63%, 1/15/2031 50,000 39,396
39,396
Auto Manufacturers – 2.8%
Ford Motor Co.
3.25%, 2/12/2032 75,000 54,154
6.10%, 8/19/2032 35,000 30,916
General Motors Co.
5.60%, 10/15/2032 142,000 126,937
5.95%, 4/01/2049 140,000 117,193
Mercedes-Benz Finance North America LLC, 1.45%, 3/02/2026
(a)
150,000 131,934
Stellantis Finance US, Inc., 2.69%, 9/15/2031
(a)
200,000 142,941
604,075
Banks – 21.3%
Bank of America Corp.
6.25%
(b)
225,000 217,969
3.82%, 1/20/2028 165,000 152,007
3.19%, 7/23/2030 200,000 168,785
2.57%, 10/20/2032 203,000 155,482
Bank of Nova Scotia (The), 0.65%, 7/31/2024 100,000 92,412
Citigroup, Inc.
3.11%, 4/08/2026 125,000 117,248
3.98%, 3/20/2030 250,000 222,134
Citizens Financial Group, 5.64%, 5/21/2037 80,000 73,991
Cooperatieve Rabobank UA, 1.00%, 9/24/2026
(a)
250,000 217,604
Credit Suisse Group AG
2.59%, 9/11/2025
(a)
250,000 227,605
3.87%, 1/12/2029
(a)
250,000 204,266
Goldman Sachs Group, Inc. (The)
1.09%, 12/09/2026 150,000 129,559
2.64%, 2/24/2028 150,000 130,315
4.41%, 4/23/2039 220,000 182,821
HSBC Holdings PLC, 2.80%, 5/24/2032 200,000 147,265
JPMorgan Chase & Co.
0.77%, 8/09/2025
(c)
300,000 275,215
3.88%, 7/24/2038 170,000 133,152
3.11%, 4/22/2051 100,000 63,403
Morgan Stanley
3.88%, 1/27/2026 250,000 238,620
4.68%, 7/17/2026 130,000 126,653
1.93%, 4/28/2032 250,000 182,889
NatWest Group PLC, 1.64%, 6/14/2027 200,000 168,139
Nordea Bank Abp , 5.38%, 9/22/2027
(a)
200,000 195,190

STATEMENT OF INVESTMENTS
(Unaudited) (continued)

BNY Mellon Responsible Horizons Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 92.7% (continued)
Banks – 21.3% (continued)
PNC Financial Services Group, Inc. (The), 4.63%, 6/06/2033 95,000 84,871
Societe Generale SA, 6.22%, 6/15/2033
(a)
400,000 355,138
Sumitomo Mitsui Financial Group, Inc., 2.35%, 1/15/2025 200,000 187,503
UBS Group AG, 1.49%, 8/10/2027
(a)
200,000 168,255
Westpac Banking Corp., 2.67%, 11/15/2035 50,000 36,851
4,655,342
Beverages – 1.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.,
4.90%, 2/01/2046 100,000 87,143
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 4/15/2048 100,000 83,107
5.55%, 1/23/2049 100,000 94,325
Coca-Cola Co. (The), 0.80%, 3/15/2040 100,000 60,955
325,530
Biotechnology – 0.8%
Amgen, Inc.
1.65%, 8/15/2028 75,000 61,937
4.66%, 6/15/2051 100,000 84,363
4.88%, 3/01/2053
(c)
22,000 19,387
165,687
Building Materials – 1.1%
Builders FirstSource , Inc., 6.38%, 6/15/2032
(a)
28,000 24,938
Carrier Global Corp., 2.72%, 2/15/2030 150,000 123,964
Johnson Controls International PLC / Tyco Fire & Security Finance
SCA, 4.90%, 12/01/2032 94,000 89,038
237,940
Chemicals – 2.5%
Braskem Netherlands Finance BV, 4.50%, 1/31/2030
(a)
200,000 161,990
Nutrien Ltd., 4.00%, 12/15/2026 200,000 189,906
Sherwin-Williams Co. (The), 3.45%, 6/01/2027 200,000 183,887
535,783
Commercial Services – 0.8%
Ashtead Capital, Inc., 4.25%, 11/01/2029
(a)
200,000 174,765
174,765
Computers – 4.4%
Apple, Inc.
2.20%, 9/11/2029 100,000 85,333
4.65%, 2/23/2046 100,000 93,878
3.95%, 8/08/2052 25,000 20,926
4.10%, 8/08/2062 33,000 27,100
Dell International LLC / EMC Corp.
3.38%, 12/15/2041
(a)
80,000 49,645
3.45%, 12/15/2051
(a)
70,000 39,963

BNY Mellon Responsible Horizons Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 92.7% (continued)
Computers – 4.4% (continued)
Hewlett Packard Enterprise Co.
1.45%, 4/01/2024 125,000 118,738
6.35%, 10/15/2045 50,000 45,536
HP, Inc., 1.45%, 6/17/2026 130,000 112,224
International Business Machines Corp., 1.95%, 5/15/2030 160,000 127,297
Kyndryl Holdings, Inc.
3.15%, 10/15/2031 40,000 26,869
4.10%, 10/15/2041 40,000 22,444
Lenovo Group Ltd., 6.54%, 7/27/2032
(a)
200,000 184,365
954,318
Diversified Financial Services – 4.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.15%, 2/15/2024 150,000 144,170
3.85%, 10/29/2041 150,000 99,903
Ally Financial, Inc.
3.88%, 5/21/2024 100,000 97,772
8.00%, 11/01/2031 100,000 104,988
Capital One Financial Corp., 2.36%, 7/29/2032 100,000 70,974
Intercontinental Exchange, Inc.
4.35%, 6/15/2029 26,000 24,627
4.60%, 3/15/2033 80,000 74,664
4.95%, 6/15/2052 24,000 21,384
LSEGA Financing PLC, 1.38%, 4/06/2026
(a)
200,000 175,454
Synchrony Financial
4.38%, 3/19/2024 150,000 147,411
2.88%, 10/28/2031 100,000 71,199
1,032,546
Electric – 2.7%
Avangrid , Inc., 3.20%, 4/15/2025 130,000 123,080
Consolidated Edison Co. of New York, Inc.
Series 05-A, 5.30%, 3/01/2035 135,000 127,375
Series A, 4.13%, 5/15/2049 100,000 77,878
ENEL Finance International NV, 5.00%, 6/15/2032
(a)
200,000 170,841
Eversource Energy, Series R, 1.65%, 8/15/2030 110,000 83,041
582,215
Entertainment – 1.0%
Warnermedia Holdings, Inc.
3.64%, 3/15/2025
(a)
150,000 142,189
5.14%, 3/15/2052
(a)
67,000 48,825
5.39%, 3/15/2062
(a)
50,000 36,353
227,367

STATEMENT OF INVESTMENTS
(Unaudited) (continued)

BNY Mellon Responsible Horizons Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 92.7% (continued)
Food – 1.8%
JM Smucker Co. (The), 4.25%, 3/15/2035 50,000 42,501
Kraft Heinz Foods Co.
3.88%, 5/15/2027
(c)
100,000 93,575
5.20%, 7/15/2045 55,000 47,954
Mondelez International Holdings Netherlands BV, 1.25%, 9/09/2041 100,000 59,261
SYSCO Corp., 2.40%, 2/15/2030 175,000 142,647
385,938
Forest Products & Paper – 0.4%
Suzano Austria GmbH, 3.75%, 1/15/2031 100,000 78,499
78,499
Gas – 0.2%
Atmos Energy Corp., 5.50%, 6/15/2041 55,000 53,958
53,958
Healthcare-Products – 1.4%
Medtronic Global Holdings SCA, 1.75%, 7/02/2049 100,000 62,249
Thermo Fisher Scientific, Inc., 1.50%, 10/01/2039 100,000 66,120
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024 200,000 185,120
313,489
Healthcare-Services – 2.0%
DaVita, Inc., 4.63%, 6/01/2030
(a)
50,000 38,810
HCA, Inc.
5.25%, 6/15/2026 150,000 145,120
4.63%, 3/15/2052
(a)
55,000 41,431
Roche Holdings, Inc., 2.08%, 12/13/2031
(a)
200,000 160,481
UnitedHealth Group, Inc.
3.05%, 5/15/2041 50,000 36,440
4.95%, 5/15/2062 29,000 25,931
448,213
Home Builders – 0.4%
KB Home, 4.00%, 6/15/2031 50,000 36,818
PulteGroup, Inc., 5.50%, 3/01/2026 50,000 49,382
86,200
Housewares – 0.3%
Newell Brands, Inc.
4.45%, 4/01/2026 40,000 36,858
6.63%, 9/15/2029 34,000 33,324
70,182
Insurance – 4.1%
Allianz SE, 3.20%
(a)(b)
200,000 129,570
Allstate Corp. (The), 3.85%, 8/10/2049 50,000 38,852
Jackson Financial, Inc., 1.13%, 11/22/2023 250,000 239,136
Liberty Mutual Group, Inc., 4.30%, 2/01/2061
(a)
80,000 50,539

BNY Mellon Responsible Horizons Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 92.7% (continued)
Insurance – 4.1% (continued)
MetLife, Inc.
6.40%, 12/15/2036 100,000 96,585
5.00%, 7/15/2052 8,000 7,312
Metropolitan Life Global Funding I, 1.55%, 1/07/2031
(a)
150,000 113,245
Principal Life Global Funding II, 0.88%, 1/12/2026
(a)
200,000 174,080
Prudential Financial, Inc., 5.63%, 6/15/2043 55,000 54,314
903,633
Internet – 1.2%
Amazon.com, Inc.
2.88%, 5/12/2041 100,000 73,301
3.10%, 5/12/2051 50,000 35,162
Prosus NV, 4.19%, 1/19/2032
(a)
200,000 147,039
255,502
Iron/Steel – 0.4%
Steel Dynamics, Inc., 2.80%, 12/15/2024 85,000 81,281
81,281
Lodging – 0.5%
Marriott International, Inc.
5.00%, 10/15/2027 38,000 36,759
Series HH, 2.85%, 4/15/2031 90,000 70,804
107,563
Media – 2.3%
Charter Communications Operating LLC / Charter Communications
Operating Capital
6.48%, 10/23/2045 60,000 53,036
4.40%, 12/01/2061 50,000 31,977
Comcast Corp.
4.15%, 10/15/2028 55,000 51,984
3.40%, 7/15/2046 125,000 88,550
2.94%, 11/01/2056 150,000 89,795
Walt Disney Co. (The)
3.35%, 3/24/2025 150,000 145,003
3.50%, 5/13/2040 68,000 52,643
512,988
Mining – 0.2%
Newmont Corp., 2.80%, 10/01/2029 60,000 49,742
49,742
Miscellaneous Manufacturing – 0.5%
Eaton Corp.
4.15%, 3/15/2033 119,000 107,687
4.70%, 8/23/2052 13,000 11,453
119,140

STATEMENT OF INVESTMENTS
(Unaudited) (continued)

BNY Mellon Responsible Horizons Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 92.7% (continued)
Oil & Gas – 2.6%
AKER BP ASA, 3.10%, 7/15/2031
(a)
200,000 156,882
BP Capital Markets America, Inc.
3.54%, 4/06/2027 200,000 187,150
3.00%, 2/24/2050 65,000 42,349
Parkland Corp., 4.50%, 10/01/2029
(a)
50,000 40,482
Phillips 66, 3.30%, 3/15/2052 50,000 32,828
TotalEnergies Capital International SA, 3.13%, 5/29/2050 90,000 62,423
TotalEnergies Capital SA, 3.88%, 10/11/2028 60,000 56,337
578,451
Oil & Gas Services – 0.8%
Schlumberger Holdings Corp., 4.30%, 5/01/2029
(a)
200,000 183,556
183,556
Pharmaceuticals – 5.4%
AbbVie, Inc.
2.60%, 11/21/2024 250,000 238,092
4.05%, 11/21/2039 150,000 121,087
4.25%, 11/21/2049 86,000 69,148
AstraZeneca Finance LLC, 2.25%, 5/28/2031 150,000 122,127
Cigna Corp., 4.38%, 10/15/2028 100,000 94,526
Merck & Co., Inc., 2.75%, 12/10/2051 50,000 32,719
Pfizer, Inc., 2.63%, 4/01/2030 240,000 206,555
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/2026 100,000 92,328
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/2028 200,000 193,878
1,170,460
Pipelines – 3.1%
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/2039 65,000 47,022
Enbridge, Inc.
0.55%, 10/04/2023 150,000 143,489
5.50%, 7/15/2077 60,000 52,859
Enterprise Products Operating LLC, 3.30%, 2/15/2053 125,000 81,657
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034
(a)
192,172 158,400
Kinder Morgan, Inc., 5.45%, 8/01/2052 50,000 43,437
MPLX LP, 5.50%, 2/15/2049 100,000 85,148
Williams Cos., Inc. (The), 5.75%, 6/24/2044 80,000 73,065
685,077
Real Estate – 5.5%
Alexandria Real Estate Equities, Inc., 1.88%, 2/01/2033 167,000 117,588
American Homes 4 Rent LP
2.38%, 7/15/2031 100,000 75,548
4.30%, 4/15/2052 34,000 25,003
American Tower Corp., 3.38%, 5/15/2024 175,000 170,513
Boston Properties LP, 2.75%, 10/01/2026 100,000 90,045
Crown Castle, Inc., 1.05%, 7/15/2026
(c)
127,000 107,429

BNY Mellon Responsible Horizons Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 92.7% (continued)
Real Estate – 5.5% (continued)
Equinix , Inc., 1.00%, 9/15/2025 100,000 88,280
Extra Space Storage LP
3.90%, 4/01/2029 16,000 14,265
2.35%, 3/15/2032 65,000 47,998
Iron Mountain Information Management Services, Inc., 5.00%,
7/15/2032
(a)
50,000 38,774
ProLogis Euro Finance LLC, 1.50%, 9/10/2049 100,000 52,577
Public Storage, 1.95%, 11/09/2028 125,000 104,212
Simon Property Group LP
1.75%, 2/01/2028 100,000 83,010
3.25%, 9/13/2049 75,000 48,790
WP Carey, Inc., 3.85%, 7/15/2029 160,000 141,355
1,205,387
Retail – 3.9%
7-Eleven, Inc.
1.30%, 2/10/2028
(a)(c)
100,000 80,669
2.50%, 2/10/2041
(a)
100,000 62,277
Asbury Automotive Group, Inc., 4.63%, 11/15/2029
(a)
50,000 40,095
AutoZone, Inc., 4.75%, 8/01/2032 40,000 37,583
Dollar General Corp., 4.25%, 9/20/2024 44,000 43,502
Genuine Parts Co., 1.75%, 2/01/2025 120,000 110,898
Home Depot, Inc. (The), 3.50%, 9/15/2056 150,000 106,242
Lowe's Cos., Inc.
1.70%, 9/15/2028 50,000 40,882
2.80%, 9/15/2041 100,000 63,921
4.25%, 4/01/2052 6,000 4,602
4.45%, 4/01/2062 37,000 27,732
Macy's Retail Holdings LLC, 5.88%, 3/15/2030
(a)
67,000 53,129
McDonald's Corp., 4.20%, 4/01/2050 55,000 44,217
O'Reilly Automotive, Inc., 4.70%, 6/15/2032 45,000 42,194
Walmart, Inc., 4.50%, 9/09/2052 92,000 86,454
844,397
Semiconductors – 2.3%
Advanced Micro Devices, Inc., 4.39%, 6/01/2052 46,000 38,974
Analog Devices, Inc., 1.70%, 10/01/2028 200,000 167,248
Micron Technology, Inc., 2.70%, 4/15/2032 150,000 109,359
NXP BV / NXP Funding LLC / NXP USA, Inc., 3.25%, 5/11/2041 120,000 78,969
Qualcomm, Inc.
1.65%, 5/20/2032 50,000 37,517
3.25%, 5/20/2050 50,000 35,822
4.50%, 5/20/2052 33,000 28,416
496,305

STATEMENT OF INVESTMENTS
(Unaudited) (continued)

BNY Mellon Responsible Horizons Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 92.7% (continued)
Software – 2.7%
Fidelity National Information Services, Inc., 1.15%, 3/01/2026 130,000 112,636
Microsoft Corp.
2.70%, 2/12/2025 200,000 192,130
2.68%, 6/01/2060 100,000 63,217
Oracle Corp.
3.65%, 3/25/2041 100,000 68,117
4.00%, 7/15/2046 50,000 33,911
VMware, Inc., 1.40%, 8/15/2026 130,000 111,338
581,349
Telecommunications – 3.3%
AT&T, Inc.
2.30%, 6/01/2027 100,000 87,548
2.55%, 12/01/2033 200,000 148,262
3.50%, 6/01/2041 100,000 72,237
3.80%, 12/01/2057 150,000 101,643
Rogers Communications, Inc.
4.50%, 3/15/2042
(a)
80,000 64,659
4.55%, 3/15/2052
(a)
62,000 49,575
Verizon Communications, Inc.
1.50%, 9/18/2030 100,000 75,324
2.85%, 9/03/2041 60,000 40,173
3.88%, 3/01/2052 100,000 74,667
714,088
Transportation – 3.6%
Canadian National Railway Co., 4.40%, 8/05/2052 23,000 19,853
Canadian Pacific Railway Co., 1.75%, 12/02/2026 50,000 43,828
CSX Corp.
4.25%, 3/15/2029 100,000 94,351
3.95%, 5/01/2050 90,000 70,731
FedEx Corp., 4.75%, 11/15/2045 84,000 67,922
Ryder System, Inc., 4.30%, 6/15/2027 37,000 35,057
Simpar Europe SA, 5.20%, 1/26/2031
(a)
200,000 141,317
Union Pacific Corp.
2.15%, 2/05/2027 225,000 201,121
4.95%, 9/09/2052 58,000 54,204
3.55%, 5/20/2061 72,000 50,385
778,769
Total Corporate Bonds (cost $23,235,263) 20,239,131
Municipal Securities – 0.0%
California Health Facilities Financing Authority, RB, Series 2022,
4.35%, 6/01/2041 10,000 8,871
Total Municipal Securities (cost $10,000) 8,871

BNY Mellon Responsible Horizons Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 5.2%
U.S. Treasury Bonds
2.00%, 11/15/2041 175,000 125,361
3.38%, 8/15/2042 212,000 192,092
2.88%, 5/15/2052 487,400 408,883
U.S. Treasury Notes
3.13%, 8/31/2027
(c)
136,000 130,475
3.13%, 8/31/2029 84,000 79,741
2.75%, 8/15/2032 211,000 192,966
Total U.S. Treasury Government Securities (cost $1,216,832) 1,129,518
Shares
Investment Companies – 0.9%
Registered Investment Companies – 0.9%
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares, 2.99%
(d)(e)
(cost $207,263) 207,263 207,263
Investment of Cash Collateral for Securities Loaned – 3.0%
Registered Investment Companies – 3.0%
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares, 2.99%
(d)(e)
(cost $646,011) 646,011 646,011
Total Investments (cost $25,315,369) 101.8% 22,230,794
Liabilities, Less Cash and Receivables (1.8)% (386,470)
Net Assets 100.0% 21,844,324
RB—Revenue Bond
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, these securities were valued at $4,777,271 or 21.87% of net assets.
(b)
Perpetual bond with no specified maturity date.
(c)
Security, or portion thereof, on loan. At September 30, 2022, the value of the fund’s securities on loan was $631,300 and the value of the collateral was $646,011, consisting of cash collateral. In addition, the value of collateral may include pending sales that are also on loan.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of September 30, 2022.

STATEMENT OF INVESTMENTS
(Unaudited) (continued)

See Notes to Statement of Investments
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation)
($)
Futures Long
U.S. Treasury Long Bonds 7 12/20/2022 944,726 884,844 (59,882)
Futures Short
Euro-Bund 2 12/8/2022 284,687
*
271,453 13,234
Euro- Buxl 2 12/8/2022 311,333
*
287,428 23,905
U.S. Treasury 10 Year Ultra
Notes 4 12/20/2022 501,337 473,938 27,399
U.S. Treasury 10 Year Notes 6 12/20/2022 702,607 672,375 30,232
Gross Unrealized Appreciation 94,770
Gross Unrealized Depreciation (59,882)
*
Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.
Forward Foreign Currency Exchange Contracts
Counterparty /
Purchased
Currency
Purchased
Currency
Amounts Currency Sold
Sold
Currency
Amounts
Settlement
Date
Unrealized
Appreciation
(Depreciation) ($)
Goldman Sachs & Co.
United States
Dollar 294,666 Euro 287,000 10/12/2022 13,151
United States
Dollar 35,177 Euro 35,000 10/25/2022 814
United States
Dollar 81,497 Euro 82,000 11/8/2022 909
Gross Unrealized Appreciation 14,874

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited)

The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative
GAAP for SEC registrants. BNY Mellon Responsible Horizons Corporate Bond
ETF (the “fund”) is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The
fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited) (continued)

BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser, as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2A-5.
Investments in debt securities excluding short-term investments (other than U.S.
Treasury Bills), futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services
(each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a
Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Each Service and independent valuation firm is engaged under the general oversight of the Board.
Overnight and certain other short-term debt instruments (excluding U.S. Treasury
Bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the Board or a committee or other persons designated by the Board, the amortized cost method would not represent fair value. These securities are generally categorized within Level
2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Futures, which are traded on an exchange, are valued at the last sales price on securities exchange on which such contracts are primarily traded or at the last sales price on the exchange on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The table below summarizes the inputs used as of September 30, 2022 in valuing the fund’s investments:
Fair Value Measurements
Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105%
of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and
Derivatives Association, Inc. Master Agreements or similar agreements (collectively,
“Master Agreements”) with its over-the-counter (“OTC”) derivative contract
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Corporate Bonds — 20,239,131 — 20,239,131
Municipal Securities — 8,871 — 8,871
U.S. Treasury Government
Securities — 1,129,518 — 1,129,518
Investment Companies 207,263 — — 207,263
Investment of Cash
Collateral for Securities
Loaned 646,011 — — 646,011
Other Financial Instruments:
Futures
††
94,770 — — 94,770
Forward Foreign Currency
Exchange Contracts
††
— 14,874 — 14,874
Liabilities ($)
Other Financial Instruments:
Futures
††
(59,882) — — (59,882)
†
See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited) (continued)

counterparties in order to, among other things, reduce its credit risk to counterparties.
Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/
or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.
Each type of derivative instrument that was held by the fund during the period ended
September 30, 2022 is discussed below.
Futures: In the normal course of pursuing its investment objective, exposed to market risk, including interest risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage the exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.
Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses
.
When the contracts are closed, the fund recognizes a realized gain or loss
.
There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at September 30, 2022, are set forth in the Statement of Investments.
Forward Foreign Currency Exchange Contracts:
T
he fund enters into forward
contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of
Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by
Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at September 30, 2022 are set forth in the
Statement of Investments.
In addition, turbulence in financial markets and reduced liquidity in equity, credit and/
or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.
Additional investment related disclosures are hereby incorporated by reference to the annual report previously filed with the SEC on Form N-CSR.
At September 30, 2022, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $3,034,813, consisting of gross appreciation of
$109,644 and gross depreciation of $3,144,457.
At September 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).